Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
XXX	2024021018	XXX	2	2	1	1	Verified reserves - Borrower has XXX months of verified reserves > XXX reserves required for investor acknowledged exception.; Established credit history - Borrower has established credit history with oldest active tradeline from XXX an indicator credit score of XXX and overall history paid XXX	GIDE 0001 Guideline Exception(s) - 1) First Time Investor < XXX DSCR

2) Rent Free Case By Case (pg 223), Client Comment: Investor granted exception in file; subject to reserves of XXX and DSCR minimum of XXX Borrower cannot be FTHB. (Fraud report confirms prior ownership, XXX)	FRAUD 0001 Fraud report alerts have not been addressed - Missing fraud report with all alerts satisfactorily addressed and cleared. - XXX - Exception is cleared with the attached borrower signed attestation; no relationship with the seller's or realtor. FRAUD 0001 Exception Cleared;

NOTE 0002 XXX Rider (Allonge) is not Executed - XXX  rider is not executed. (pg 537) - XXX  - Exception is cleared with the attached executed Allonge. NOTE 0002 Exception Cleared;

XXX	2024021019	XXX	1	1	1	1	Verified reserves - XXX months of verified reserves remain after closing when guidelines required 12 months.; Verified credit history - All past and prior credit history including a prior mortgage history (property sold in XXX paid XXX Borrower indicator credit score is XXX when guidelines require a minimum of 680 for an Investor Purchase under the XXX month Bank Statement program. ; Low LTV/CLTV/HCLTV - Low XXX LTV when guidelines allow up to 80%. ;	APP 0002 Final 1003 Application is Incomplete - Final executed application is incomplete. Missing updated 1003 that reflects the borrower full self-employment section of the 1003 documented. Information to include years in job, line of work, phone number, address, start date, etc. Only executed applications in file (initial and final at closing table) do not reflect any of this information with the section of the application collapsed. There a few copies of this page that is partially completed but none have been executed and all are incomplete. - XXX - Exception is cleared with the attached copy of the complete 1003 application signed by borrower. APP 0002 Exception Cleared;

XXX 0083 Asset Documentation is Insufficient - File asset documentation is missing the below:

1)  Proof of large deposit into XXX ending XXX in the amount of XXX  (pg. 168). Entry reflects deposit by check on XXX   If funds came from sale of prior home, provide satisfactory evidence through copy of check/deposit to confirm. Borrower owned with property with another party.

2) Evidence of Earnest Money receipt by Closing agent.  Contract executed on XXX  and most recent bank statement is dated XXX   - XXX  - Exception is cleared with the attached cancelled check to source large deposit as being sale proceeds from REO (Ref pf 400 Settlement Statement). Included is a copy of the EMD check remitted with funds from account ID 02. XXX 0083 Exception Cleared;

XXX	2024021044	XXX	1	1	1	1	Low DTI - XXX DTI < XXX max allowed;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 / Application indicates that the borrower lived at departing residence for the past XXX years and XXX months (Departing residence sold XXX pg 503), however, XXXit report is reflecting a residential rental rating from XXX (pg 241). Discrepancy is to be satisfactorily addressed. -XXX Borrower LOE received.

XXX Missing proof of PITI payment on non-subject property - Missing verification of new mortgages and tax, insurance, and HOA for concurrent transactions:

Movement XXX - XXX
Movement XXX - XXX - XXX Final CD/most recent 1008 for additional mortgages. Loan XXX has not yet closed - provided most recent 1008.

1008 for XXX.  Investment Purchase LA XXX CTC XXX PITIA XXX
CD for XXX PITIA XXX  CTC XXX

CR XXX Fraud Alert on XXXit Report not addressed - High risk fraud finding XXX and XXX not addressed (pg 684) - XXX Updated final fraud report received.

XXX	2024021045	XXX	1	1	1	1	Verified reserves - XXX months verified PITIA reserves > XXX months required.; Low DTI - XXX DTI < XXX Max Allowed.;	XXX 0015 Questionable Occupancy - Missing occupancy affidavit executed at closing. - XXX - Recd lender signed attestation on company letterhead, "XXX Movement does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, XXX adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." ** Loan Quality Initiative Disclosure, which includes the Occupancy Affidavit, previously provided on XXX and executed at application confirms owner occupancy. COMP 0015 Exception Cleared;

COMP 0047 File Documentation is Incomplete - Missing complete copy of the closing package executed at closing to include all disclosures and lenders closing instructions. The only closing documents provided are the following:

Note

Deed of Trust

First Payment Letter

IEADS

4506-C

W-9

Signature/Name Affidavit

Patriot Act Disclosure

Tax Information Sheet - XXX  - Recd lender signed attestation on company letterhead, "XXX Movement does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, XXX adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." COMP 0047 Exception Cleared;

XXX 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Taxpayer Consent executed at closing. - XXX  - Exception is cleared with the attached taxpayer consent form executed at closing. XXX 0015 Exception Cleared;

APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - XXX - Exception is cleared with the attached updated appraisal report (Signature Date XXX  appraiser comments, This appraisal was prepared in accordance with Title XI of XXX. APPR 0044 Exception Cleared;

XXX	2024021046	XXX	1	1	1	1	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.;	XXX 0016 Insufficient Verified Funds to Close - Missing XXX months asset statements, XXX , used to meet cash to close and reserve requirements; only EMD XXX documented in file. - XXX - Exception is cleared with the attached XXX months bank statements XXX. XXX 0016 Exception Cleared;

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Final Inspection Fee (Appraisal Completion Report) of XXX  disclosed XXX  and charged at closing on XXX  was not disclosed on the initial CD issued XXX  (pg 1).

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX : Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the XXXitor provides an additional XXXit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: XXXit Report Fee, Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the XXXitor provides an additional XXXit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX  - Exception is cleared with the attached COC; final inspection fee added. TRID 0195 Exception Cleared;

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Missing XXX  months personal asset statements used for qualifying, as per the 1008. Also missing is the bank statement calculator. - XXX  - Recd response from investor, "XXX used our bank statement calculator for this loan. Our calc used to have a rule that excluded round deposits (increments of XXX  and greater than XXX. This rule is the reason why the larger transfers from the business to personal account were excluded and the smaller transfers (below XXX  were included. We have since removed this rule so it will not be an issue going forward. Can you please clear this exception based on this information." ** Confirmed deposits included in qualifying < XXX  QMATR 0016 Exception Cleared;

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing borrower accepted eDisclosure. - XXX  - Exception is cleared with the attached disclosure tracking summary that provides the eConsent Date, XXX.  TRID 0135 Exception Cleared;

COMP 0010 Missing Affiliated Business Disclosure - Missing affiliated business disclosure; privacy disclosure lists an affiliate, Doc Dash Prep (pg 187). - XXX  - Exception is cleared with the attached borrower signed affiliated business disclosures. COMP 0010 Exception Cleared;

APRV 0010 Underwriting Loan Approval is Deficient - Missing lenders loan approval/UW Decision with loan approval date; only 1008 provided in file. -XXX - Exception is cleared with the attached copy of the full approval. APRV 0010 Exception Cleared;

XXX	2024021052	XXX	2	2	1	2	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Refinance Cash Out transaction.; Verified housing payment history - Credit report (pg. 54) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months reserves remain after closing based on cashout proceeds when guidelines required 16 total. ;	XXX Credit Documentation is Insufficient - Missing guideline required completed and executed Business Purpose and Occupancy Affidavit (XXX Credit Guideline section 8.3). File contains an Occupancy Certification (pg. 283) but is missing the Business Purpose and Occupancy affidavit. , Compensating Factors: Verified reserves XXX - Received executed Post-Closing date XXX Borrower Certification of Business Purpose and Occupancy Certification.

*Exception Overridden to XXX status due to post-closing dated documents to cure exception.    )

APP XXX Missing Initial 1003 Application - Missing Initial 1003 Application in file. Application dat XXX an Detail Report pg.165, Client Comment: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.

APPR XXX Missing Third Party Appraisal Review - Missing satisfactory CDA or ARR. Appraisal reviews are required for all loan amounts per Guidelines pg.22/45. File contains XXX and XXX but guidelines require a CDA or ARR to support the value., Client Comment: Per Investor email dated XXX override missing CDA based on XXX CU with score of XXX
XXX	2024021053	XXX	2	2	1	2	Verified housing payment history - Credit report (pg. 183) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - XXX months of reserves remain after closing based on cashout proceeds. Guidelines require a total of 16 (6 for subject and 2 for each financed REO). ;	APP 0003 Missing Initial 1003 Application - Missing Initial 1003 Application in file. Application date XXX per Loan Detail Report (pg.1). , Client Comment: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.

APPR XXX Missing Third Party Appraisal Review - Missing satisfactory CDA or ARR. Appraisal reviews are required for all loan amounts per Guidelines pg.22/45. File contains XXX and XXX SSRs but guidelines require a CDA or ARR to support the value. , Client Comment: Per Investor email dated XXX, override missing CDA based on XXX CU with score of XXX.	INS 0001 Missing Sufficient Evidence of Insurance - Missing XXX to confirm Walls In coverage.XXX Form 1076 Questionnaire in file pg.272 reflects Policy number XXX XXX - Received lender response of: "Master policy number i XXX 1 per questionnaire.

*Exception Cleared. Reviewed CC&Rs Declaration of the HOA in file (pg. 313) and Insurance section (pg. 382) within to confirm Condo project has sufficient coverage. Questionnaire confirm policy number as well.

XXX 0093 XXXit Documentation is Insufficient - Missing guideline required completed and executed Business Purpose and Occupancy Affidavit (eResi XXXit Guideline section 8.3).   - XXX  - Received Occupancy Certification stating Investment property and Borrower Certification of Business Purpose dated XXX .

*Exception cleared.

XXX	2024020980	XXX	1	1	1	1	TRID 0008 Initial CD Received Date is < XXX business days prior to Consummation Date - Missing copies of all CDs issued with any applicable COCs. Only the CD dated XXX provided for review. **COMPLIANCE REVIEW PENDING ** - The Initial Closing Disclosure Received Date of (XXX is not three business days before the consummation date of XXX. XXX business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); XXX - XXX Initial CD dated XXX received with disclosure tracking.

TRID 0130 Missing Intent to Proceed - Missing the ITP. - XXX  - Received eSigned Intent to Proceed eDated XXX

XXX 0082 Income Documentation is Insufficient - Missing copy of lender bank statement analysis to validate income of XXX  for each borrower used to qualify. XXX eceived Asset Statement Analysis to support income used to qualify.

*Exception Cleared.

NTB XXX Missing Net-tangible Benefit worksheet - Missing executed XXX Net-tangible Benefit Disclosure.  - XXX py of NTB worksheet esigned by the borrowers XXX ceived.

TRID 0161 Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure. - Missing copies of all LEs and applicable COCs.  Only the LE dated XXX s provided for review.  File contains a COC dated XXX r rate lock (pg 249/726) **Compliance Review Pending ** - XXX C dated XXX rresponds with initial CD dated XXX ded XXX

APRV XXX Missing Underwriter Loan Approval - Missing lender loan approval and 1008. - XXX 1008 received.

XXX	2024020981	XXX	2	2	1	1	Low LTV/CLTV/HCLTV - XXX LTV when guidelines allow up to 80% for a Cash Out Refinance of SFR with a XXX FICO score.;	APP XXX Missing Final 1003 Application - Missing final executed borrower application. File only contains the initial 1003 (pg. 70/81)., Client Comment: XXX Waived per investor, OK to accept as initial 1003 was executed by borrower. Business Purpose DSCR.	DEED 0021 Missing Legal Description on Mortgage/DOT - Mortgage Security Agreement references "see attachment A" for legal. Attachment "A" in file (pg. 337 ) is blank. - XXX - Received copy of Mortgage Deed of Trust with an attached Exhibit A with the legal description.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement / CD.   - XXX  - Received Alta Final Settlement statement.

*Exception cleared.

XXX 0002 Missing Mortgage History - Missing satisfactory mortgage history for XXX. This is mortgage paid off per file documentation. Missing mortgage verification and Closing Disclosure to confirm. Mortgage is not on XXXit report. Payoff to Fay Servicing is in file (pg. 258)   - XXX  VOM received.  VOM confirms loan is current and reflects XXX

XXX 0083 Asset Documentation is Insufficient - Missing proof of sufficient assets to meet minimum XXX  months reserve requirement.  Missing final Settlement Statement / CD to confirm cash out proceeds used towards verification of sufficient assets.  - XXX  Final settlement confirming cash out proceeds sufficient to cover required reserves rececived.

COMP 0047 File Documentation is Incomplete - Missing evidence as to which property the mortgage loan to XXX is tied to (XXXit report pg. 92).  Confirm if other than the borrower's primary residence in XXX Mortgage is not listed with any property disclosed on initial 1003.  - XXX  Copy of Payoff for XXX C/O PHH received for the borrower's primary residence in XXX

ECOA 0003 No evidence lender provided copies of written appraisals - No evidence in file that lender provided all written copies of the appraisal to the borrower.  - XXX  - Received copy of borrower terms appraisal e-Delivery to validate borrower received copy of appraisal.

*Exception Cleared.

TITL 0013 Title Policy - Schedule A Exception - Title to reflect loan amount of XXX  Commitment in file reflects a different amount (pg. 114). -XXX - Received Alta Commitment reflectin XXX proposed policy amount.

*Exception Cleared.

XXX	2024020982	XXX	2	2	1	1	Verified reserves - XXX months reserves from cash out proceeds per the XXX statement in file when guidelines require 6.;	APP XXX Missing Final 1003 Application - Missing final executed borrower application. File only contains the initial 1003 (pg. 37). Unable to confirm final disclosed assets, liabilities and/or REO> , Client Comment: XXX Waived per investor, XXX to accept as initial 1003 was executed by borrower. DSCR/Business Purpose Loan.	DEED 0021 Missing Legal Description on Mortgage/DOT - Mortgage Security Agreement references "see attachment A" for legal. Attachment "A" in file (pg.370 ) is blank. - XXX Exhibit "A" Legal received.

ECOA 0003 No evidence lender provided copies of written appraisals - No evidence in file that lender provided all written copies of the appraisal to the borrower.  Also missing initial Disclosure to confirm with borrower that all will be provided.  - XXX  Verification of appraisal delivery received.

XXX	2024020984	XXX	2	2	1	1	Verified reserves - Over XXX months reserves verified when guidelines required XXX months.;	APP 0001 Missing Final 1003 Application - Missing final executed 1003 application. Only application in file is initial (pg. 104). Unable to confirm final disclosed assets, liabilities and/or REO. , Client Comment: XXX Waived per investor, OK to accept as initial 1003 was executed by borrower. DSCR/Business Purpose Loan.

XXX0083 Asset Documentation is Insufficient - Asset documentation is deficient for:
1)  File contains XXX  (XXX pg. 193) to cover XXX  accounts.  Missing XXX  consecutive months statements to verify funds and confirm no undocumented large deposits.
2)  Missing evidence from account holder XXX  to confirm borrower has full access to all funds in XXX. , Client Comment: XXX  Waived per investor.  Ok to accept XXX  complete statement. Borrower is joint owner of account and has full access to funds. Compensating factor: verified reserves, LTV/CLTV of XXX.

XXX0009 Unacceptable Credit History - Institutional eXperienced Investor Program requires credit event seasoning of XXX months. Borrower credit report reflects a Chapter XXX Bankruptcy with discharge date of XXX which computes to XXX months. No evidence of Investor granted exception. , Client Comment: XXX Waived per investor. Borrower is XXX month short of seasoning requirement. Compensating factor: verified reserves, LTV/CLTV of XXX.	HUD 0001 Missing Final HUD-1 - Missing evidence of final HUD1/Settlement Statement. Copy in file is "Estimated" (pg. 374) which is executed by borrower. Disbursement date is blank. -XXX Certified copy of the final settlement statement received.

ECOA 0003 No evidence lender provided copies of written appraisals - No evidence in file that lender provided all written copies of the appraisal to the borrower.  Also missing initial disclosure to confirm with borrower that all will be provided.  - XXX  Evidenced of appraisal delivery on XXX  received.

XXX	2024020977	XXX	2	2	2	1	Low DTI - XXX DTI w/a max allowed of XXX Low LTV/CLTV/HCLTV - XXX LTV/CLTV w/a max allowed of XXX Verified credit history - Primary wage earner mid FICO XXX w/a minimum requirement of 660.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - XXX - Lender compliance report not provided to verify cause of discrepancy. The fee variance appears to be related to the XXX Closed Loan Fee payable to ICE Mortgage--The disclosed finance charge XXX is XXX below the actual finance charge XXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than XXX below the actual finance charge. (XXX); - The disclosed finance charge XXX is XXX below the actual finance charge XXX For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than XXX below the actual finance charge. (XXX); , Client Comment: EV2 post closing corrective action.XXX PC CD dated XXX reflecting lender credit of XXX received. XXX Copy of LOE to borrower explaining reason for refund, copy of the refund check for XXX and Fed-Ex tracking received. XXX - Received reopened rescission with the borrower executing two RORs on XXX with a transaction date reflected as XXX and an expiration date of XXX

XXX0093 Credit Documentation is Insufficient - Missing verification of XXX mths housing history. Private Construction loan was taken out XXX with no payments required. Prior to residing in the subject borrowers resided at Vendor-XXX. No VOR/VOM provided., Client Comment: Investor acknowledged exception to accept the no payment housing since the note didn't require a housing payment.	ECOA 0003 No evidence lender provided copies of written appraisals - Missing is evidence borrower received a copy of written appraisal. - XXX Verification of appraisal(s) delivery to borrower received.

XXX 0082 Income Documentation is Insufficient - Missing evidence of:

1) Lender income calculation worksheet for the XXX  months statements to confirm use of XXX  in monthly income.;

2) Source of large XXX  deposit on XXX  (pg. 101) in personal bank statement. Deposit has been removed from income calculation by Reviewer as it exceeds XXX  of qualifying monthly income with no sourcing,;

3) Source of large XXX deposit on XXX  (pg. 143) in personal bank statement. Deposit has been removed from income calculation by Reviewer as it exceeds XXX  of qualifying monthly income without sourcing. Final CD reflects a XXX loan not on title as paid off. If loan is source, it is not acceptable for income source.;

4) Missing is three months of complete business bank statements as required by guidelines when using Personal bank statements to qualify.  File contains one full month XXX  pg. 148) and first pages each of XXX  (pg.35) and XXX  (pg.34) to confirm account existence. Guidelines require copies of the statements.

   - XXX  - Received additional XXX  months business bank statements on an additional account that cured XXX 0004 and therefore cures the need for evidence of the omitted  XXX  and XXX  deposits.

*Exception Cleared.

XXX 0083 Asset Documentation is Insufficient - Missing two consecutive months of XXX bank statement on account ending XXX to support balanceof XXXpestatement in file (pg. 154). Funds considered for reserves.

 - XXX  - Received bank statement for XXX ending XXX  with balance of XXX  Reserves are sufficient after applying updated balance.

*Exception Cleared.

XXX 0004 Back-end Ratio exception (DTI) - DTI of XXX exceeds max allowed of XXX Review income calculation did not include two large deposits among others that appears Lender did include.  Missing is Lender income worksheet so unable to determine final variance.  - XXX - Received additional XXX months business bank statements on an additional account that results in a DTI of XXX which is within guidelines.

*Exception Cleared.

XXX	2024020983	XXX	2	2	1	1	Verified credit history - Overall credit history is paid XXX History of all accounts reflect XXX for previous XXX months. Only one minor XXX noted on a revolving paid off account in XXX. Indicator Credit score of XXX supports satisfactory payment record. Prior paid off mortgage reflected on credit report was paid XXX and paid off XXX	APP XXX Missing Final 1003 Application - Missing final executed 1003., Client Comment: Received email confirmation to waive APP 0001 as it is not required for business purpose/DSCR loan.

*Exception waived.	NOTE 0001 Missing Note - Missing executed Note for XXX with maturity on XXX Unable to complete DSCR calculation without confirmation of Note terms. Additional exceptions may apply. - XXX - Received a copy of the Secured Note; however it is not executed.

*Exception Cleared for missing Note.

XXX 0089 Missing Required Fraud Tool - Missing Fraud Report with all alerts satisfactorily addressed.  - XXX  - Received 17-pg fraud report.

*Exception Cleared.

NOTE 0003 Note is not executed - Note provided on XXX  is not executed by the borrower.  Missing is copy of executed Note.  - XXX  - Received a copy of executed Note.

*Exception Cleared.

XXX 0002 Missing Mortgage History - Missing evidence of complete recent XXX  month housing history as required by guidelines in the borrower name.  Borrower initial 1003 reflects residing in XXX  Farm to Market Rd but no evidence of ownership provided. Mortgage statements in file (pgs. 23-35) provided for the borrower's named primary residence are in the name of XXX  (not the borrower). No noted Investor exception located in file for missing history.  XXXit report (pg. 11) reflects a prior paid off mortgage loan with last activity XXX   - XXX  - Received 19 page document. Page 1 reflects Property report showing borrower and XXX  (not on loan) are owners of the borrower's primary residence and reflect acquired in XXX.  Mtg Statements in file support reflect same lender as Property report.

*Exception Cleared.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Multiple discrepancies noted in subject loan file.

1)  Only 1003 in file (pg. 3) reflects subject property will be owner occupied and present address XXX  Farm toXXX, XXX  is pending sale.

2)  The Business Purpose and Occupancy Affidavit in file (pg. 327) reflects subject property will not be occupied by borrower and

3)  Certification of non-owner occupied (pg. 313) reflects primary residence IsXXX  Farm to XXX that borrower stated is pending sale.

4)  Missing final 1003 to confirm discrepancies noted on initial 1003.     - XXX - Received application dated by the borrower on XXX (dated prior to Note execution) which reflects subject property is an Investment Purchase and address on XXX Farm to XXX is retained for Primary Residence.

*Exception Cleared.

HUD 0002 Property Address for Subject does not match Address on HUD-1 - Address on HUD1 Settlement (pg. 341) does not reflect the Condo Unit number of XXX as reflected on other documents.  Only reflects XXX - XXX - Received HUD1 Settlement that reflects the Unit number with the address of the subject property to match to all other documentation.

*Exception Cleared.

APRV XXX Missing Underwriter Loan Approval - Missing Lender Approval notice and 1008 to confirm how loan was approved .  None in file to confirm. - XXX - Received Lender Approval Certificate.

*Exception Cleared.

NOTE XXX Missing Note Document Date - Note provided on XXX was not executed.  Missing is evidence of borrower signature to confirm date executed.  - XXX - Received a copy of executed Note.

*Exception Cleared.